Note 7 - Risk Management -Liquidity Risk - Sources Of Encumbrance (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pledged Liabilities Book Value [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	€ 124,252,000,000	€ 113,498,000,000	€ 118,704,000,000
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	135,500,000,000	131,172,000,000	133,312,000,000
Derivatives [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	19,066,000,000	8,972,000,000	11,843,000,000
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	20,004,000,000	11,036,000,000	11,103,000,000
Deposits [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	87,906,000,000	85,989,000,000	87,484,000,000
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	94,240,000,000	97,361,000,000	98,478,000,000
Outstanding Subordinated Debt [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	17,280,000,000	18,538,000,000	19,377,000,000
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	21,256,000,000	22,775,000,000	23,732,000,000
Other [Member]
Financial Liabilities Issued Encumbered Assets Line Items
Matching Liabilities Contingent Liabilities Or Securities Lent	449,000,000	3,972,000,000	305,000,000
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	€ 4,788,000,000	€ 4,330,000,000	€ 1,028,000,000